BUSINESS ACQUISITIONS - Results of operations attributable to acquisition (Details) - Marsco	6 Months Ended
Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Net revenues	$ 416,143
Net income	$ 15,723